Share-Based Compensation - Schedule of Lock-up Period (Details)	12 Months Ended
Dec. 31, 2025
After 6 months since the vesting date [Member]
Schedule of Lock-up Period [Line Items]
Lock-up Period of the relevant percentage of the option	20.00%
After 12 months since the vesting date [Member]
Schedule of Lock-up Period [Line Items]
Lock-up Period of the relevant percentage of the option	50.00%
After 18 months since the vesting date [Member]
Schedule of Lock-up Period [Line Items]
Lock-up Period of the relevant percentage of the option	100.00%